Other assets - Seed Capital and Private Equity Investments (Details) - Other Assets - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 155	$ 152
Unfunded commitments	75	59
Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	6	7
Unfunded commitments	$ 0	0
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	7 days
Private equity investments
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 139	137
Unfunded commitments	$ 75	$ 59
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	10 years	10 years
Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 10	$ 8
Unfunded commitments	$ 0	$ 0